Consolidated Balance Sheets - CAD ($) $ in Millions	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
Assets
Cash and due from banks	$ 30,209	$ 28,407	$ 14,929
Interest-bearing deposits with banks	36,471	32,662
Securities (Notes 2 and 4)
Trading	128,258	127,657
Investment, net of applicable allowance	94,608	90,722
Securities	222,866	218,379
Assets purchased under reverse repurchase agreements and securities borrowed	294,602	220,977
Loans (Notes 2 and 5)
Retail	399,452	385,170
Wholesale	180,278	159,606
Loans	579,730	544,776
Allowance for loan losses (Notes 2 and 5)	(2,912)	(2,159)
Loans, net	576,818	542,617
Segregated fund net assets (Note 15)	1,368	1,216
Other
Customers' liability under acceptances	15,641	16,459
Derivatives (Note 8)	94,039	95,023
Premises and equipment (Note 9)	2,832	2,670
Goodwill (Note 10)	11,137	10,977	11,156
Other intangibles (Note 10)	4,687	4,507
Other assets (Note 12)	44,064	38,959
Total other assets	172,400	168,595
Total assets	1,334,734	1,212,853
Deposits (Note 13)
Personal	270,154	260,213
Business and government	534,371	505,665
Bank	32,521	23,757
Total deposits	837,046	789,635
Segregated fund net liabilities (Note 15)	1,368	1,216
Other
Acceptances	15,662	16,459
Obligations related to securities sold short	32,247	30,008
Obligations related to assets sold under repurchase agreements and securities loaned	206,814	143,084
Derivatives (Note 8)	90,238	92,127
Insurance claims and policy benefit liabilities (Note 14)	10,000	9,676
Other liabilities (Note 17)	52,273	46,955
Total other liabilities	407,234	338,309
Subordinated debentures (Note 18)	9,131	9,265
Total liabilities	1,254,779	1,138,425
Equity attributable to shareholders (Note 20)
Retained earnings	51,112	45,359
Other components of equity	4,823	4,354
Total equity attributable to shareholders	79,861	73,829
Non-controlling interests (Note 20)	94	599
Total equity	79,955	74,428	$ 71,612
Equity and liabilities	1,334,734	1,212,853
Preferred shares [member]
Equity attributable to shareholders (Note 20)
Issued capital	6,309	6,413
Common shares [member]
Equity attributable to shareholders (Note 20)
Issued capital	$ 17,617	$ 17,703